As filed with the Securities and Exchange Commission on October 20, 2025

1933 Act Registration No. 333-283221

1940 Act Registration No. 811-24023

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 18	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 21	☒

REX ETF Trust

777 Brickell Avenue, Suite 500

Miami, Florida 33131

(203) 654-7008

(Registrant’s Exact Name, Address and Telephone Number)

Robert Rokose

Chief Financial Officer

REX Advisers, LLC

1241 Post Road

Fairfield, Connecticut 06824

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒  On October 22, 2025 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  On (date) pursuant to paragraph (a) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 1, as it relates to the REX AAPL Growth & Income ETF, REX AMD Growth & Income ETF, REX AMZN Growth & Income ETF, REX ASML Growth & Income ETF, REX AVGO Growth & Income ETF, REX BABA Growth & Income ETF, REX BKNG Growth & Income ETF, REX BRK.B Growth & Income ETF, REX BYDDY Growth & Income ETF, REX CEPT Growth & Income ETF, REX CRWD Growth & Income ETF, REX CRWV Growth & Income ETF, REX DKNG Growth & Income ETF, REX GME Growth & Income ETF, REX GOOGL Growth & Income ETF, REX HOOD Growth & Income ETF, REX IBIT Growth & Income ETF, REX IONQ Growth & Income ETF, REX JPM Growth & Income ETF, REX LLY Growth & Income ETF, REX MARA Growth & Income ETF, REX META Growth & Income ETF, REX MSFT Growth & Income ETF, REX NFLX Growth & Income ETF, REX NOW Growth & Income ETF, REX O Growth & Income ETF, REX PLTR Growth & Income ETF, REX RGTI Growth & Income ETF, REX SMCI Growth & Income ETF, REX SMR Growth & Income ETF, REX SNOW Growth & Income ETF, REX TEM Growth & Income ETF, REX TLT Growth & Income ETF, REX TSM Growth & Income ETF, REX UNH Growth & Income ETF and REX WMT Growth & Income ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Registrant, until October 22, 2025. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 1, filed on July 22, 2025 are incorporated by reference herein.

Signatures

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Miami, and State of Florida, on the 20th day of October, 2025.

REX ETF Trust

By:	/s/ Gregory D. King
Gregory D. King, President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Gregory D. King	President, Chief Executive Officer and Trustee	October 20, 2025
Gregory D. King

/s/ Robert Rokose	Treasurer, Chief Financial Officer and Chief Accounting Officer	October 20, 2025
Robert Rokose

Ian G. Merrill*	Trustee )	By:	/s/ Gregory Collett
	)		Gregory Collett
Richard Shorten*	Trustee )		Attorney-In-Fact
	)		October 20, 2025
Huaxing (Jason) Lu*	Trustee )
)

* An original powers of attorney authorizing Gregory Collett and Robert Rokose to execute the Registrant’s Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.